Form N-1A Cover	Jan. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AMERICAN CENTURY ETF TRUST
Entity Central Index Key	0001710607
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Jan. 01, 2025